Taxation - Summary of Deferred Tax Assets and Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	€ 1,146	€ 1,280
Deferred tax liabilities	(3,603)	(4,342)
Total	(2,457)	(3,062)	€ (2,882)
Of which deferred tax to be recovered/(settled) after more than 12 months
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	873	879
Deferred tax liabilities	(3,084)	(4,581)
Total	(2,211)	(3,702)
Pensions and similar obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(194)	(158)
Deferred tax liabilities	(543)	(472)
Total	(737)	(630)	(514)
Provisions and accruals
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	413	510
Deferred tax liabilities	459	428
Total	872	938	805
Goodwill and intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	211	286
Deferred tax liabilities	(3,600)	(4,149)
Total	(3,389)	(3,863)	(3,697)
Accelerated tax depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	29	(38)
Deferred tax liabilities	(417)	(546)
Total	(388)	(584)	(572)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	455	395
Deferred tax liabilities	24	20
Total	479	415	234
Fair value gains/losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	6	(22)
Deferred tax liabilities	18	(32)
Total	24	(54)	(17)
Share-based payments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	98	118
Deferred tax liabilities	148	155
Total	246	273	€ 246
Lease liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	35	81
Deferred tax liabilities	110	100
Total	145	181
Right of use asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	(46)	(83)
Deferred tax liabilities	(66)	(78)
Total	(112)	(161)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	139	191
Deferred tax liabilities	264	232
Total	€ 403	€ 423